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   As filed with the Securities and Exchange Commission on October 1, 2003

                                                       1933 Act File No. 33-1657
                                                      1940 Act File No. 811-4492
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 47

                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 48

                              MFS(R) SERIES TRUST X
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company,
                      500 Boylston Street, Boston, MA 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

  /X/ immediately upon filing pursuant to paragraph (b)
  / / on [DATE] pursuant to paragraph (b)
  / / 60 days after filing pursuant to paragraph (a)(i)
  / / on [DATE] pursuant to paragraph (a)(i)
  / / 75 days after filing pursuant to paragraph (a)(ii)
  / / on [DATE] pursuant to paragraph (a)(ii) of rule 485
  If appropriate, check the following box:
  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

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The Prospectus and Statement of Additional Information of MFS Emerging Markets
Equity Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS International Growth Fund and MFS International Value Fund, each dated October 1, 2003, are hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 46, filed with the SEC via EDGAR on September 26, 2003.

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                               MFS SERIES TRUST X
                       MFS(R) EMERGING MARKETS EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                             MFS(R) GEMINI U.K. FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND

                                     PART C

ITEM 23.         EXHIBITS

                 1  (a)   Amended and Restated Declaration of Trust, dated
                          August 12, 2003. (18)

                    (b) Amendment, dated August 15, 2003, to the Amended and Restated Declaration of Trust - Redesignation of Class R Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund as Class R1 shares and Designation of New Class R2 Shares for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS New Endeavor Fund and MFS Strategic Value Fund. (18)

                 2 Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002. (13)

                 3        Form of Share Certificate for Classes of Shares. (3)

                 4  (a)   Investment Advisory Agreement for the Trust, dated
                          January 1, 2002. (7)

                    (b) Exhibits as revised June 19, 2002 to the Investment Advisory Agreement, dated January 1, 2002. (12)

                    (c) Amendment to the Investment Advisory Agreement for the MFS Asset Allocation Funds, dated
                          September 1, 2003. (20)

                 5  (a)   Distribution Agreement between MFS Series Trust X and
                          MFS Fund Distributors, Inc., dated
                          September 1, 1995. (2)

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                    (b)   Dealer Agreement between MFS Funds Distributors, Inc.
                          and a dealer, and the Mutual Fund Agreement between MFS Fund Distributors, Inc. and a bank, effective April 6, 2001. (4)

                 6  (a)   Retirement Plan for Non-Interested Person Trustees, as
                          amended and restated February 17, 1999. (10)

                    (b) Amendment to the Master Retirement Plan for Non-Interested Person Trustees, dated
                          July 1, 2002. (9)

                    (c)   Retirement Benefit Deferral Plan, dated
                          July 1, 2002. (9)

                 7  (a)   Master Custodian Agreement with State Street Bank and
                          Trust Company, dated July 2, 2001. (14)

                    (b) Global Custody Agreement with Chase Manhattan Bank, dated July 2, 2001. (14)

                    (c)   Custody and Related Services Agreement, dated
                          June 27, 2002, between State Street Bank and Trust Company and MFS Series Trust X on behalf of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund. (11)

                    (d) Exhibit A, as revised May 2, 2003 to the Master Custodian Contract and the Global Custody Agreement. (19)

                    (e) Amendment No. 1, dated September 30, 2002, to the Master Custodian Agreement with State Street Bank and Trust Company. (13)

                    (f) Amendment No. 2, dated May 2, 2003, to the Master Custodian Contract and the Global Custody Agreement. (20)

                 8  (a)   Shareholder Servicing Agent Agreement, dated
                          September 1, 1995. (2)

                    (b) Amendment to Shareholder Servicing Agent Agreement to amend Fee Schedule, dated April 1, 2003. (20)

                    (c)   Exchange Privilege Agreement, dated July 30, 1997. (6)

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                    (d)   Dividend Disbursing Agency Agreement, dated
                          February 1, 1986. (1)

                    (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated
                          April 1, 1999. (8)

                    (f) Exhibit A, as revised September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (16)

                    (g) Master 529 Administrative Services Agreement, dated August 1, 2002. (15)

                    (h) Addendum, dated October 16, 2002, to the Master 529 Administrative Services Agreement. (15)

                    (i) Master Class R2 Administrative Services Agreement, dated August 15, 2003. (20)

                 9  (a)   Opinion and Consent of Counsel updated to include MFS
                          Conservative Allocation Fund, MFS Moderate Allocation
                          Fund, MFS Growth Allocation Fund and MFS Aggressive
                          Growth Allocation Fund, dated April 10, 2002. (7)

                    (b)   Legal Opinion Consent, dated September 23, 2003. (20)

                 10 (a) Consent of Deloitte & Touche, LLP on behalf of MFS European Equity Fund, MFS International Equity Fund (formerly MFS International ADR Fund), and MFS Government Mortgage Fund. (15)

                    (b) Consent of Ernst & Young, LLP on behalf of MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS Global Value Fund (formerly MFS Global Conservative Equity Fund), MFS International Core Equity Fund and MFS New Endeavor Fund. (15)

                    (c) Consent of Deloitte & Touche LLP on behalf of MFS Fundamental Growth Fund and MFS Gemini U.K. Fund, dated September 22, 2003. (20)

                    (d) Consent of Ernst & Young LLP on behalf of MFS International Value Fund (formerly MFS International Investors Trust), MFS

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                          International Growth Fund and MFS Emerging Markets
                          Equity Fund, dated September 22, 2003; filed herewith.

                    (e) Consent of Ernst & Young LLP on behalf of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund, dated August 25, 2003. (18)

                 11       Not Applicable.

                 12 Investment Representation Letter for MFS Government Mortgage Fund. (3)

                 13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated August 15, 2003. (20)

                 14       Not Applicable.

                 15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated August 15, 2003. (20)

                 16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (5)

                 Power of Attorney, dated January 1, 2002. (7)
                 Power of Attorney, dated August 1, 2002. (9)
                 Power of Attorney, dated May 20, 2003. (17)

----------
(1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC via EDGAR on November 28, 1995.
(3) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(4) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(5) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(6) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 38 as filed with the SEC via EDGAR on April 11, 2002.
(8) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(9) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.

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(10) Incorporated by reference to MFS Growth Opportunities Fund (File Nos.
     2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(11) Incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.
(12) Incorporated by reference to Registrant's Post-Effective Amendment No. 39 as filed with the SEC via EDGAR on June 25, 2002.
(13) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.
(14) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(15) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(16) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.
(17) Incorporated by reference to MFS Series Trust VI (File No. 333-105502) Registration Statement on Form N-14 filed with the SEC via EDGAR on May 23, 2003.
(18) Incorporated by reference to Registrant's Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 29, 2003.
(19) Incorporated by reference to MFS Series Trust VI (File Nos. 333-105502) Post-Effective Amendment No. 1 to Form N-14 filed with the SEC via EDGAR on August 28, 2003.

(20) Incorporated by reference to Registrant's Post-Effective Amendment No. 46 filed with the SEC via EDGAR on September 26, 2003.

ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

               Not Applicable.

ITEM 25.       INDEMNIFICATION

               Reference is hereby made to (a) Article V of the Amended and Restated Declaration of Trust dated August 12, 2003, incorporated by reference to the Registrant's Post-Effective Amendment No. 45, filed with the SEC via EDGAR on August 29, 2003; and (b) Section 4 of the Distribution Agreement, filed with the Registrant's Post-Effective Amendment No. 13 with the SEC via EDGAR on November 28, 1995.

               The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

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ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

               MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
MASSACHUSETTS INVESTORS TRUST; MASSACHUSETTS INVESTORS GROWTH STOCK FUND; MFS GROWTH OPPORTUNITIES FUND; MFS GOVERNMENT SECURITIES FUND; MFS GOVERNMENT LIMITED MATURITY FUND; MFS SERIES TRUST I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity
Fund); MFS SERIES TRUST II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS SERIES TRUST III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS SERIES TRUST IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS SERIES TRUST V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Strategic Value Fund); MFS SERIES TRUST VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS SERIES TRUST VII (which has one series: MFS Capital Opportunities Fund); MFS SERIES TRUST VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS SERIES TRUST IX (which has nine series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS Inflation-Adjusted Bond Fund (to go effective on or about October 1, 2003); MFS SERIES TRUST X (which has 16 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Value Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS Global Value Fund, MFS International Core Equity Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund); MFS SERIES TRUST XI (which has three series:
MFS Union Standard Equity Fund, Vertex International Fund and MFS Mid Cap Value
Fund); and MFS MUNICIPAL SERIES TRUST (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal

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Income Fund (the "MFS Funds"). The principal business address of each of the MFS
Funds is 500 Boylston Street, Boston, Massachusetts 02116.

               MFS also serves as investment adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has 9 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

               In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

               Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

               The Directors of MFS are John W. Ballen, Kevin R. Parke, William
W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald
A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. Parke is President and Chief Investment Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and the Director of Global Distribution, Mr. Manning is Executive Vice President and Chief Fixed Income Officer, Stephen
E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS and Joseph Lynch is the Assistant Treasurer of MFS.

               MASSACHUSETTS INVESTORS TRUST
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
               MFS GROWTH OPPORTUNITIES FUND
               MFS GOVERNMENT SECURITIES FUND
               MFS GOVERNMENT LIMITED MATURITY FUND
               MFS SERIES TRUST I MFS SERIES TRUST II MFS SERIES TRUST III MFS SERIES TRUST IV MFS SERIES TRUST V MFS SERIES TRUST VI MFS SERIES TRUST VII MFS SERIES TRUST VIII MFS SERIES TRUST IX MFS SERIES TRUST X MFS SERIES TRUST XI MFS MUNICIPAL SERIES TRUST MFS VARIABLE INSURANCE TRUST MFS INSTITUTIONAL TRUST MFS MUNICIPAL INCOME TRUST MFS MULTIMARKET INCOME TRUST
               MFS GOVERNMENT MARKETS INCOME TRUST
               MFS INTERMEDIATE INCOME TRUST
               MFS CHARTER INCOME TRUST
               MFS SPECIAL VALUE TRUST

               Jeffrey L. Shames is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

               MFS/SUN LIFE SERIES TRUST

               C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey is the Treasurer, James O. Yost, Ellen
M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

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               MONEY MARKET VARIABLE ACCOUNT
               HIGH YIELD VARIABLE ACCOUNT
               CAPITAL APPRECIATION VARIABLE ACCOUNT
               GOVERNMENT SECURITIES VARIABLE ACCOUNT
               TOTAL RETURN VARIABLE ACCOUNT
               GLOBAL GOVERNMENTS VARIABLE ACCOUNT
               MANAGED SECTORS VARIABLE ACCOUNT

               C. James Prieur is Chairman and Member of the Board of Managers, John W. Ballen is President, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

               MIL FUNDS
               MFS MERIDIAN FUNDS

               Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

               VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

               Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

               MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 14 portfolios):
Emerging Markets Debt Fund, European Bond Fund, European Equity Fund, European Growth Fund, European High Yield Bond Fund, European Smaller Companies Fund, European Value Fund, Global Equity Fund, U.S. Dollar Reserve Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Research Fund, U.S. Strategic Growth Fund and Value Fund (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian Asian Dynasty Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian European Equity Fund, MFS Meridian Global Balanced Fund, MFS Meridian Global Equity Fund, MFS Meridian Global Growth Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Money Market Fund, MFS Meridian Research Bond Fund, MFS Meridian Research International Fund, MFS Meridian Strategic Growth Fund, MFS Meridian Strategic Income Fund, MFS Meridian Technology Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian U.S. Equity Fund, MFS Meridian U.S. Government Bond Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian U.S. Research Fund and MFS Meridian Value Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

               Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Stephen E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer. Mark Rogers is Senior Vice President and Managing Director - Retail and Ira S. Krolick is Senior Vice President.

               MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

               Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E. Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary. Robert R. Flaherty, Ellen M. Moynihan, Steven J. Wildes and James O. Yost are Vice Presidents.

               MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

               Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

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               MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-AUSTRALIA"), a
private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

               Graham E. Lenzner is the Chairman, Loretta Lenzner, John W. Ballen and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

               MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

               Jeffrey L. Shames is the Chairman, James V. Fitzgerald is the President and Director, Martin E. Beaulieu is a Director, Robert Leo is a Director, Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

               MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

               Jeffrey L. Shames is the Chairman. Janet A. Clifford is a Director. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

               MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

               Jeffrey L. Shames is Chairman and John W. Ballen is a Director, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is Head of Institutional and Executive Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary, Ray P. Dutcher is Senior Vice President - Global Client Services, Fletcher B. Coleman III is Senior Vice President and Managing Director of Insurance Services Group, Robert W. Gandre is Senior Vice President and Director of Middle East, Asia & Latin America and Karen C. Jordan and Terence M. Welch are Senior Vice Presidents.

               MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

               Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Katharine Burridge is Senior Vice President - Qualified Plans, Director of Qualified Plans, Matthew D. Gannon is Senior Vice President - Retail Marketing, Director of RSI Marketing, William F. Shaw is Senior Vice President - Marketing and George C. Sutherland is Senior Vice President - Sales.

               MFS INVESTMENT MANAGEMENT K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

               Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director. Robert J. Whelan is Statutory Auditor.

               MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New
Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

               Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk. Mark Kaplan is Trust Officer.

               MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

               Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

               MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

               Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

               MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

               Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

               SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

               John W. Ballen, Kevin R. Parke, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

               MFS INVESTMENT MANAGEMENT (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

               Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert J. Whelan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

               MFS/SUN LIFE FINANCIAL DISTRIBUTORS, INC., a Delaware broker dealer jointly owned by MFS and Sun Life of Canada (U.S.) Financial Services Holdings, Inc., whose address is 125 High Street, Boston, Massachusetts 02110, is a distributor of variable annuity products.

               Martin E. Beaulieu and James A. McNulty, III are the Directors, Thomas Seitz is President, Julia H. Holloway is Vice President and Chief Administrative Officer, Norton A. Goss, II is Vice President and Chief Compliance Officer, Davey S. Scoon is Vice President and Treasurer, Imants Saksons is Vice President, Jane F. Jette is Financial/Operations Principal, Nancy Atherton is Tax Officer, George E. Madden is Secretary and William T. Evers is Assistant Secretary.

               In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

               Donald A. Stewart              Chief Executive Officer, Sun
                                                 Life Assurance Company of
                                                 Canada, Sun Life Centre, 150
                                                 King Street West, Toronto,
                                                 Ontario, Canada (Mr. Stewart is
                                                 also an officer and/or Director
                                                 of various subsidiaries and
                                                 affiliates of Sun Life)

               C. James Prieur                President and a Director, Sun
                                                 Life Assurance Company of
                                                 Canada, Sun Life Centre, 150
                                                 King Street West, Toronto,
                                                 Ontario, Canada (Mr. Prieur is
                                                 also an officer and/or Director
                                                 of various subsidiaries and
                                                 affiliates of Sun Life)

               William W. Stinson             Non-Executive Chairman, Sun
                                                 Life Financial and Sun Life
                                                 Assurance Company of Canada,
                                                 Sun Life Centre, 150 King
                                                 Street West, Toronto, Ontario,
                                                 Canada; Chairman, Westshore
                                                 Terminals Income Fund,
                                                 Vancouver, British Columbia;
                                                 Director, Grant Forest Products
                                                 Inc., Ontario, Canada and
                                                 Trustee, Fording Canadian Coal
                                                 Trust, Calgary, Alberta

               James C. Baillie               Counsel, Torys, Ontario,
                                                 Canada; Chair, Independent
                                                 Electricity Market Operator,
                                                 Ontario, Canada; Chair, Corel
                                                 Corporation, Ontario, Canada;
                                                 Director, Sun Life Financial,
                                                 Ontario Canada; Director, FPI
                                                 Ltd., Newfoundland, Canada

ITEM 27.       DISTRIBUTORS

               (a)  Reference is hereby made to Item 26 above.

               (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

               (c)  Not applicable.

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                         NAME                                 ADDRESS
                         ----                                 -------
               Massachusetts Financial Services           500 Boylston Street
                 Company (investment adviser)             Boston, MA 02116

               MFS Funds Distributors, Inc.               500 Boylston Street
                 (principal underwriter)                  Boston, MA 02116

               State Street Bank and Trust Company        State Street South
                 (custodian)                              5 - West
                                                          North Quincy, MA 02171

               MFS Service Center, Inc.                   2 Avenue de Lafayette
                 (transfer agent)                         Boston, MA 02111-1738

ITEM 29.       MANAGEMENT SERVICES

               Not Applicable.

ITEM 30.       UNDERTAKINGS

               Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 30th day of September, 2003.

                                          MFS SERIES TRUST X


                                          By:    JAMES R. BORDEWICK, JR.
                                                 -------------------------------
                                          Name:  James R. Bordewick, Jr.
                                          Title: Assistant Clerk and Assistant
                                                 Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 30, 2003.

             SIGNATURE                              TITLE
             ---------                              -----
JEFFREY L. SHAMES*                      Chairman and Trustee
------------------------------
Jeffrey L. Shames


JOHN W. BALLEN*                         President (Principal Executive Officer)
------------------------------            and Trustee
John W. Ballen


RICHARD M. HISEY*                       Principal Financial Officer and Accounting Officer
------------------------------
Richard M. Hisey


LAWRENCE H. COHN*                       Trustee
------------------------------
Lawrence H. Cohn


WILLIAM R. GUTOW*                       Trustee
------------------------------
William R. Gutow


J. ATWOOD IVES*                         Trustee
------------------------------
J. Atwood Ives


ABBY M. O'NEILL*                        Trustee
------------------------------
Abby M. O'Neill

KEVIN R. PARKE*                         Trustee
------------------------------
Kevin R. Parke


LAWRENCE T. PERERA*                     Trustee
------------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                      Trustee
------------------------------
William J. Poorvu


J. DALE SHERRATT*                       Trustee
------------------------------
J. Dale Sherratt


ELAINE R. SMITH*                        Trustee
------------------------------
Elaine R. Smith


WARD SMITH*                             Trustee
------------------------------
Ward Smith

                                        *By:  JAMES R. BORDEWICK, JR.
                                              ----------------------------------
                                        Name: James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to a
                                        Power of Attorney dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment
                                        No. 38 filed with the Securities and
                                        Exchange Commission via EDGAR on April
                                        11, 2002, a Power of Attorney dated
                                        August 1, 2002, incorporated by
                                        reference to MFS Series Trust IX (File
                                        Nos. 2-50409 and 811-2464)
                                        Post-Effective Amendment No. 44 filed
                                        with the Securities and Exchange
                                        Commission via EDGAR on August 1, 2002,
                                        and a Power of Attorney, dated May 20,
                                        2003, incorporated by reference to MFS
                                        Series Trust VI (File No. 333-105502)
                                        Registration Statement on Form N-14
                                        filed with the Securities and Exchange
                                        Commission on May 23, 2003.

                                INDEX TO EXHIBITS

EXHIBIT NO.                       DESCRIPTION OF EXHIBIT                        PAGE NO.
-----------                       ----------------------                        --------
      10  (d)    Consent of Ernst & Young LLP on behalf of MFS International
                    Value Fund (formerly MFS International Investors Trust),
                    MFS International Growth Fund and MFS Emerging Markets
                    Equity Fund, dated September 22, 2003.